Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Inventories

	December 31, 2022	December 31, 2021
	RMB	RMB
Crude oil and other raw materials	56,756	40,334
Work in progress	14,448	15,393
Finished goods	104,722	88,811
Spare parts and consumables	109	91

	176,035	144,629
Less: Write down in inventories	(8,284)	(781)

	167,751	143,848

The Group recognises inventories, includes unsold products produced before that property, plant and equipment is available for use. The cost of such inventories includes incremental costs directly attributable to the p rodu
ction process and indirect manufacturing costs allocated by a reasonable method.